COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

17. COMMITMENTS AND CONTINGENCIES

(a)Operating leases

The Company and its subsidiaries have entered into non-cancelable operating leases covering various facilities. Future minimum lease payments under these non-cancellable leases as of December 31, 2014 are as follows:

Year ending December 31,	(RMB)
2015	34,332,978
2016	25,046,261
2017	15,625,421
2018	3,997,099
2019	943,261
79,945,020

The Company recorded rental expense of RMB16,213,299, RMB23,785,229 and RMB36,017,540 in the consolidated statements of comprehensive loss during the years ended December 31, 2012, 2013 and 2014, respectively.

(b)Purchase commitments

The Company’s purchase commitments relate to purchase of rental vehicles. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB27,850,240 as of December 31, 2014. All of these purchase commitments will be fulfilled in the year ending December 31, 2015.

Other than those disclosed above, the Company did not have other significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2014.

(c)Contingencies

The Company is subject to periodic legal or administrative proceedings in the ordinary course of its business. The Company does not believe that any currently pending legal or administrative proceeding to which the Company is a party will have individually or in the aggregate a material adverse effect on the results of operations or financial condition.